Document and Entity Information	Oct. 22, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2019
Entity Registrant Name	INSTRUCTURE INC
Entity Central Index Key	0001355754
Entity Emerging Growth Company	false
Entity File Number	001-37629
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3505687
Entity Address, Address Line One	6330 South 3000 East, Suite 700
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84121
City Area Code	800
Local Phone Number	203-6755
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.0001 per share
Trading Symbol(s)	INST
Name of each exchange on which registered	NYSE